SECURITIES AVAILABLE FOR SALE (Schedule of Proceeds From Sales of Securities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
SECURITIES AVAILABLE FOR SALE [Abstract]
Proceeds	$ 4,145	$ 15,969
Gross gains	66	246
Gross losses	$ (44)